Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents
	2025	2024
	€’000	€’000
Cash and cash equivalents	575	214
	575	214

Schedule of non-cash investing and financing transactions

In accordance with IAS 7.43, the following material non-cash investing and financing transactions arose during the year and are not reflected in the consolidated statement of cash flows. The corresponding equity movements are set out in the consolidated statement of changes in equity:

	2025	2024
	€’000	€’000
Commitment shares	306	-
Macquarie conversions	574	916
Keystone note conversion	1,939	-
Service warrants	172	-
Share issuance at QIND merger	-	14,626
Total non-cash investing and financing transactions	2,991	15,542